UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22175

ALPS ETF TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

Tané T. Tyler, Esq. ALPS ETF Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 – December 31, 2009

Item 1.  Reports to Stockholders.

ALPS EQUAL Sector Weight ETF

An ALPS Advisors Solution

EQL

ALPS ETF Trust ANNUAL REPORT

December 31, 2009

ALPS Equal Sector Weight ETF

ALPS Equal Sector Weight ETF | www.alpsetfs.com

Shareholder Letter December 31, 2009

Dear Shareholders:

When ALPS launched its ETF Trust in 2008 our goal was to bring innovative solutions to the ETF industry that provide investors with access to a unique market segment or strategy. The ALPS Equal Sector Weight ETF, which was launched in July 2009, is the world’s first ETF to provide access to an Equal Sector Strategy.

Sectors are one of the most important drivers of risk and return in a portfolio. An equal sector strategy can minimize the negative impact of any one sector on the entire portfolio. At the same time by offering meaningful exposure to each sector of the market, it allows investors the ability to participate in market rallies regardless of where they occur. We believe the consistency of the historical returns delivered by an equal sector strategy combined with its transparency(1) and simplicity make it a viable alternative for US large-cap investing.

In the pages that follow our Fund managers have provided a performance overview. We thank you for your investment and for being a EQL shareholder.

Thomas A. Carter*

President, ALPS ETF Trust

* Registered representative of ALPS Distributors, Inc.

Ordinary brokerage commissions apply.

(1) ETFs are considered transparent because their portfolio holdings are disclosed daily.

Annual Report | December 31, 2009

2

Performance Overview (Unaudited)

December 31, 2009

INVESTMENT OBJECTIVE

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Banc of America Securities - Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Index. The Underlying Index is an index of indexes comprised in equal proportions of the nine Select Sector SPDR Indexes (“The Underlying Sector Indexes”). In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% if its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”) that track the Underlying Sector Indexes of which the Underlying Index is comprised.

PERFORMANCE OVERVIEW

Since inception (7/7/09) the fund returned 25.60% while the Fund’s benchmark returned 24.97% and the S&P 500 returned 25.38% . While all sectors of the market showed positive performance in the period, the early cycle sectors performed the best. The primary drivers of performance in the Fund were the Consumer Discretionary, Materials and Technology sectors, which were up 34.1% and 33.5%, and 29.9% respectively. The worst performing sectors were the more defensive Healthcare, Consumer Staples and Utilities sectors, which were up 20.9%, 15.2% and 14.9% respectively.

Compared to the S&P 500 the fund benefited from its relative overweight in the Materials and Consumer Discretionary sectors and was negatively impacted by its underweight in the Technology sector and overweight in the Utilities sector. Overall, the Fund’s sector weights relative to the S&P 500 resulted in positive outperformance above the index in 5 of the 9 sectors.

3

PERFORMANCE as of December 31, 2009

			Since Inception
	1 Month	3 Month	Cumulative*
ALPS Equal Sector Weight ETF
NAV	2.20%	6.19%	25.60%
Market Price**	2.27%	6.29%	25.93%
Banc of America Securities
Merrill Lynch Equal Sector
Weight Index	2.12%	5.75%	24.97%
S&P 500 Total Return Index	1.93%	6.04%	25.38%
Total Expense Ratio (per the current Prospectus)	0.55%

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than actual data quoted. Call 1.866.675.2639 or visit www.alpsetfs.com for current month end performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

* The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

S&P 500 Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

** Market price returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

The following table shows the sector weights of both the Fund and the S&P 500 as of December 31, 2009:

SECTOR WEIGHTING COMPARISON as of December 31, 2009

	EQL	S&P 500
Materials (XLB)	11.3%	3.7%
Technology (XLK)	11.3	22.9
Energy (XLE)	11.2	11.7
Consumer Discretionary (XLY)	11.1	9.5
Consumer Staples (XLP)	11.1	11.2
Financials (XLF)	11.1	14.6
Health Care (XLV)	11.0	11.5
Industrials (XLI)	11.0	10.3
Utilities (XLU)	10.9	3.6

Source: S&P 500.

4

SECTOR ALLOCATION as of December 31, 2009

GROWTH OF $10,000 as of December 31, 2009

5

Disclosure of Fund Expenses For the Period Ended December 31, 2009 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at July 1, 2009 and held through the period ended December 31, 2009.

Actual Return:  The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

				Expenses
	Beginning			Paid During
	Account	Ending		Period
	Value	Account Value	Expense	07/01/09-
	07/01/09	12/31/09	Ratio	12/31/09
Actual(a)	$1,000.00	$1,256.00	0.34%	$1.87
Hypothetical(b)	$1,000.00	$1,023.49	0.34%	$1.73

(a)                 The “Actual” example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days the Fund was in existence in the most recent fiscal half year (178), then divided by 365.

(b)                 The “Hypothetical” example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

6

Report of Independent Registered Public Accounting Firm

December 31, 2009

To the Board of Trustees and Shareholders of ALPS ETF Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the ALPS Equal Sector Weight ETF (the “Fund”), which is part of the ALPS ETF Trust, as of December 31, 2009, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from July 7, 2009 (inception) to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ALPS Equal Sector Weight ETF as of December 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 7, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

February 24, 2010

Denver, Colorado

7

Statement of Investments December 31, 2009

Security Description	Shares	Market Value
EXCHANGE TRADED FUNDS (99.94%)
Consumer Discretionary (11.07%)
Consumer Discretionary Select Sector SPDR Fund	52,071	$1,550,154

Consumer Staples (11.10%)
Consumer Staples Select Sector SPDR Fund	58,768	1,555,589

Energy (11.17%)
Energy Select Sector SPDR Fund	27,442	1,564,468

Financials (11.13%)
Financial Select Sector SPDR Fund	108,356	1,559,243

Healthcare (10.99%)
Health Care Select Sector SPDR Fund	49,541	1,539,734

Industrials (10.98%)
Industrial Select Sector SPDR Fund	55,346	1,538,065

Materials (11.34%)
Materials Select Sector SPDR Fund	48,132	1,588,357

Technology (11.26%)
Technology Select Sector SPDR Fund	68,984	1,577,664

Utilities (10.90%)
Utilities Select Sector SPDR Fund	49,240	1,526,440

TOTAL EXCHANGE TRADED FUNDS (Cost $12,528,125)		13,999,714

TOTAL INVESTMENTS (99.94%) (Cost $12,528,125)		13,999,714

NET OTHER ASSETS AND LIABILITIES (0.06%)		8,513

NET ASSETS (100.00%)		$14,008,227

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

December 31, 2009

ASSETS:
Investments, at value	$13,999,714
Cash	12,538
Total Assets	14,012,252

LIABILITIES:
Payable to advisor	4,025
Total Liabilities	4,025
NET ASSETS	$14,008,227

NET ASSETS CONSIST OF:
Paid-in capital	$12,530,970
Undistributed net investment income	41
Accumulated net realized gain on investments	5,627
Net unrealized appreciation on investments	1,471,589
NET ASSETS	$14,008,227

INVESTMENTS, AT COST	$12,528,125

PRICING OF SHARES
Net Assets	$14,008,227
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	450,000
Net Asset Value, offering and redemption price per share	$31.13

See Notes to Financial Statements.

9

Statement of Operations For the Period Ended July 7, 2009 (Inception) Through December 31, 2009

INVESTMENT INCOME:
Dividends	$140,472
Total Investment Income	140,472

EXPENSES:
Investment advisory fee	17,698
Total Expenses before Reimbursement	17,698
Expenses Reimbursed by:
Investment advisor	(1,435)
NET EXPENSES	16,263
NET INVESTMENT INCOME	124,209

Net realized gain on investments	9,220
Net change in unrealized appreciation on investments	1,471,589
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,480,809
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,605,018

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

For the Period Ended
July 7, 2009 (Inception)
through
December 31, 2009

OPERATIONS:
Net investment income	$124,209
Net realized gain on investments	9,220
Net change in unrealized appreciation on investments	1,471,589
Net increase in net assets resulting from operations	1,605,018

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(124,168)
From net realized gains on investments	(3,593)
Total distributions	(127,761)

SHARE TRANSACTIONS:
Proceeds from sale of shares	12,530,970
Net increase from share transactions	12,530,970
Net increase in net assets	14,008,227

NET ASSETS:
Beginning of period	—
End of period*	$14,008,227

*Including undistributed net investment income of:	$41

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	—
Sold	450,000
Shares outstanding, end of period	450,000

See Notes to Financial Statements.

11

Financial Highlights For a share outstanding throughout the period presented.

	For the Period Ended
	July 7, 2009 (Inception)
	through
	December 31, 2009

NET ASSET VALUE, BEGINNING OF PERIOD	$25.04

INCOME FROM OPERATIONS:
Net investment income	0.31
Net realized and unrealized gain on investments	6.10
Total from Investment Operations	6.41

LESS DISTRIBUTIONS:
From net investment income	(0.31)
From capital gains	(0.01)
Total distributions	(0.32)
NET INCREASE IN NET ASSET VALUE	6.09
NET ASSET VALUE, END OF PERIOD	$31.13
TOTAL RETURN(a)	25.60%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$14,008

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.60	%(b)
Net investment income excluding reimbursement/waiver	2.57	%(b)
Operating expenses including reimbursement/waiver	0.34	%(b)
Operating expenses excluding reimbursement/waiver	0.37	%(b)
PORTFOLIO TURNOVER RATE(c)	4%

(a)       Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)       Annualized.

(c)        Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

12

Notes to Financial Statements

December 31, 2009

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the year end, the Trust consists of five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”), which commenced Investment operations on July 6, 2009 and began trading on the exchange on July 7, 2009.

The Fund’s Shares are listed on the NYSE Arca. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Banc of America Securities Merrill Lynch Equal Sector Weight Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures

13

Notes to Financial Statements December 31, 2009

adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index. No securities were valued using the Fund’s fair value procedures at December 31, 2009.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

14

Notes to Financial Statements

December 31, 2009

C. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2009, there were no permanent book and tax differences.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of the distributions paid was as follows:

Period Ended December 31, 2009
Distributions paid from:
Ordinary Income	$127,761
Total	$127,761

As of December 31, 2009, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$5,753
Net unrealized appreciation on investments	1,471,504
Total	$1,477,257

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

15

Notes to Financial Statements December 31, 2009

E. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund will file income tax returns in the U.S. federal jurisdiction and Colorado. For the year ended December 31, 2009, the Fund’s returns will be open to examination by the appropriate taxing authority.

F. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Financial Statements

December 31, 2009

ALPS EQUAL SECTOR WEIGHT ETF

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$13,999,714	$—	$—	$13,999,714
TOTAL	$13,999,714	$—	$—	$13,999,714

All securities of the Fund were valued using Level 1 inputs for the year ended December 31, 2009. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the summary of inputs tables above. Applying this guidance did not have a material impact on the Fund’s financial statements.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets. ALPS Distributors Inc. (“ADI”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Investment Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs. From time to time, the Investment Adviser may waive all or a portion of its fee.

17

Notes to Financial Statements December 31, 2009

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, or any of its affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2009, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
ALPS Equal Sector Weight ETF	$453,255	$467,144

For the year ended December 31, 2009, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
ALPS Equal Sector Weight ETF	$12,532,794	$—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

18

Notes to Financial Statements

December 31, 2009

As of December 31, 2009, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$1,471,504
Net Unrealized Appreciation	1,471,504
Cost of investments for income tax purposes	12,528,210

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are in-demnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 24, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

19

Additional Information (Unaudited) December 31, 2009

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2010 will be available (1) without charge, upon request, by calling (866) 513-5856; (2) on the Trust’s website located at http://www.alpsetfs.com; and (3) on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) by calling (866) 513-5856; (2) on the Trust’s website located at http://www.alpsetfs.com; (3) on the SEC’s website at http://www. sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

TAX INFORMATION

Tax Designations

The Fund designates the following amounts for the fiscal year ended December 31, 2009:

Qualified Dividend Income	85.32%
Corporate Dividends Received Deduction	83.89%

20

Intentionally Left Blank

Trustees & Officers (Unaudited) December 31, 2009

INDEPENDENT TRUSTEES

Name, Address and Age of Management Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Mary K. Anstine, age 69	Trustee	Since March 2008	Ms. Anstine was President/ Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of the following: AV Hunter Trust; Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America and a member of the American Bankers Association Trust Executive Committee.	19

Ms. Anstine is a Trustee of ALPS Variable Insurance Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); Financial Investors Trust (7 funds); Reaves Utility Income Fund; and Westcore Trust (12 funds).

Jeremy W. Deems, age 33	Trustee	Since March 2008	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	14	Mr. Deems is a Trustee of ALPS Variable Insurance Trust (1 fund); Financial Investors Trust (7 funds); and Reaves Utility Income Fund.

22

Name, Address and Age of Management Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Rick A. Pederson, age 57	Trustee	Since March 2008

President, Foundation Properties, Inc. (a real estate investment management company), 1994 - present; Partner, Western Capital Partners (a prime lending company), 2000 - present; Partner, Bow River Capital Partners (investment manager), 2003 - present; Principal, The Pauls Corporation (real estate development), 2008 - present; Director, Guaranty Bank and Trust (a community bank), 1999 — 2007; Winter Park Recreational Association (an entity that operates, maintains and develops Winter Park Resort), 2002 — 2008; Neenan Co. (an integrated real estate development, architecture and construction company), 2002 — present; NexCore Properties LLC (a real estate investment company), 2004 — present; Urban Land Conservancy (a not-for-profit organization), 2004 — present.

				9	Mr. Pederson is Trustee of Westcore Trust (12 funds)

*                    The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**             This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

***      The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

23

INTERESTED TRUSTEE

Name, Address and Age of Management Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Thomas A. Carter, age 43	Trustee and President	Since March 2008

Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. (“FDI”) and Executive Vice President and Director of ALPS and ALPS Holdings, Inc. (“AHI”). Because of his position with AHI, ALPS, ADI, FDI and AAI, Mr. Carter is deemed an affiliate of the Fund as defined under the 1940 Act. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.

				14	Mr. Carter is a Trustee of Financial Investors Variable Insurance Trust (5 funds)

*                    The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**             This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

***      Mr. Carter is an interested person of the Trust because of his affiliation with ALPS.

24

OFFICERS

Name, Address and Age of Executive Officer*	Position(s) Held with Trust	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Melanie Zimdars, age 33	Chief Compliance Officer (“CCO”)	Since December 2009

Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS. Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. From 2001 until joining Wasatch in 2005, she was a Compliance Officer for U.S. Bancorp Fund Services, LLC. Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Zimdars is also the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Liberty All-Star Growth Fund, Inc. and Liberty All-Star Equity Fund.

Kimberly R. Storms, age 37	Treasurer	Since March 2008

Ms. Storms is Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS Variable Insurance Trust; Assistant Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund and Financial Investors Trust; and Assistant Secretary of Ameristock Mutual Fund, Inc.

William Parmentier, age 57	Vice President	Since March 2008

Mr. Parmentier is Chief Investment Officer, ALPS Advisors, Inc. (since 2006); President of the Liberty All-Star Funds (since April 1999); Senior Vice President (2005-2006), Banc of America Investment Advisors, Inc.

Tané T. Tyler, age 44	Secretary	Since December 2008

Ms. Tyler is Senior Vice President, General Counsel and Secretary of ALPS. Ms. Tyler joined ALPS in 2004. She served as Secretary, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund from December 2006-2008; Secretary, Reaves Utility Income Fund from December 2004—2007; Secretary, Westcore Funds from February 2005—2007; Secretary, First Funds from November 2004 to January 2007; Secretary, Financial Investors Variable Insurance Trust from December 2004—December 2006; Vice President and Associate Counsel, Oppenheimer Funds from January 2004 to August 2004; Vice President and Assistant General Counsel, INVESCO Funds from September 1991 to December 2003.

25

Name, Address and Age of Executive Officer*	Position(s) Held with Trust	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Monette R. Nickels, age 38	Tax Officer	Since December 2009

Ms. Nickels is Senior Vice President and Director of Tax Administration of ALPS. Ms. Nickels joined ALPS in 2004 as Director of Tax Administration. Because of her position with ALPS, Ms. Nickels is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Nickels is also Tax Officer of ALPS Variable Insurance Trust, Financial Investors Trust, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Financial Investors Variable Insurance Trust.

*                    The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**             This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

26

Board Considerations Regarding Approval of
Investment Advisory Agreement

At an in-person meeting held on March 9, 2009, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and the Investment Adviser with respect to the Funds. The Independent Trustees also met separately with their independent legal counsel to consider the Advisory Agreement.

In evaluating the Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Investment Adviser with respect to the Fund under the Advisory Agreement, (ii) costs to the Investment Adviser of its services; and (iii) the extent to which economies of scale would be realized if and as the Fund grows and whether the fee level in the Advisory Agreement reflects these economies of scale.

The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.  In evaluating whether to approve the Advisory Agreement for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the index for the Fund, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Fund, the anticipated financial support of the Fund and the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Adviser. Based upon their review, the Board concluded that the Adviser was qualified to manage the Fund and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Fund as well as the fact that the Adviser had agreed to pay all of the Fund’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. The Board noted that because the Fund is newly organized, the Adviser

27

represented that profitability information was not yet determinable. However, based upon the impact of the unitary advisory fee for the Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fees for the Fund as compared to those of a peer group of ETFs compiled using Lipper comparative fee data. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.37% of the Fund’s average daily net assets. The Board also considered that the advisory fee was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the Fund’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary fee. The Board considered that, taking into account the impact of the Fund’s unitary advisory fee, the Fund’s expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Investment Adviser Agreement and the expense limitation by operation of the unitary advisory fee.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board reviewed the Fund’s proposed unitary advisory fee and anticipated expenses, and determined to review economies of scale in the future when the Fund had attracted assets.

The Board considered benefits to be derived by the Adviser from its relationship with the Fund. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

28

COHEN & STEERS Global Realty Majors ETF

An ALPS Advisors, Inc. Solution

December 31, 2009
December 31, 2009
December 31, 2009

ALPS ETF Trust ANNUAL REPORT

December 31, 2009

Annual  |  December 31, 2009

1

SHAREHOLDER LETTER

Dear Shareholders:

When ALPS launched its ETF Trust in 2008 our goal was to bring innovative solutions to the ETF industry that provide investors with access to a unique market segment or strategy. Our first portfolio — the Cohen & Steers Global Realty Majors ETF — is one of the first ETFs to provide investors with access to a diversified portfolio of global real estate securities. US real estate, while already a mainstream asset class, only covers 1/3 of the global real estate universe. Furthermore, the global market is growing at a rapid pace as foreign countries continue to securitize their private real estate holdings. As a result, a global real estate fund can provide investors with a wider range of opportunities than a purely domestic fund while preserving the diversification and income benefits of US REITs.

By partnering with Cohen & Steers, we have secured a best in breed real estate manager with a great track record and reputation. Furthermore, the transparency,(1) low cost and tax efficiency of the ETF structure provides access to global real estate in a very efficient manner. We believe access to global real estate, the benefits of the ETF structure, and the expertise of Cohen & Steers make for a powerful investment combination that will allow investors to build better portfolios.

In the pages that follow our Fund managers have provided a performance overview. We thank you for your investment and for being a GRI shareholder.

Thomas A. Carter*

President, ALPS ETF Trust

* Registered representative of ALPS Distributors, Inc.

Ordinary brokerage commissions apply.

(1)  ETFs are considered transparent because their portfolio holdings are disclosed daily.

www.alpsetfs.com | 866.513.5856

2

PERFORMANCE OVERVIEW (Unaudited)

FUND DESCRIPTION

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance (before the Fund’s fees and expenses) of an equity index called the Cohen & Steers Global Realty Majors Index (the “Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “GRI.” The Fund will normally invest substantially all of its assets in the 75 stocks that comprise the Cohen & Steers Global Realty Majors Index. The Fund began trading on May 9, 2008.

The Index is a free-float, market-cap-weighted total return index of selected real estate equity securities maintained by Cohen & Steers. It is quoted intraday on a real-time basis by the Chicago Mercantile Exchange under the symbol GRM. The Index’s free-float market capitalization approach and qualitative screening process emphasize companies that the Cohen & Steers Index Committee believes are leading the securitization of real estate globally.

PERFORMANCE OVERVIEW

Global markets spent much of 2009 responding to the financial and credit market crises that began in 2008. After a challenging first two months, markets rallied, with momentum slowing in the 4th quarter. Much of the recovery that took place can be attributed to the ability of REITs to recapitalize and deleverage their balance sheets. These actions reassured investors that real estate stocks could not only meet debt maturities but could also take advantage of buying opportunities in the private market. Overall, real estate stocks posted very strong gains for the year with Asian Pacific securities leading the way up (+43.5%), followed by Europe (+40.4%) and North America (+28.0%) .

Hong Kong (+88.8%) and Singapore (+78.4%) were the strongest performers in Asia in 2009. Hong Kong benefited from flows from China, declining lending rates, and limited residential supply, along with an improving economic outlook. Singapore also saw an improving economic environment as well as a rebound in residential transaction volume aided by developers’ price cuts. Australia (+6.4%) and Japan (+4.1%) had much more modest returns and were slower to recover. After a very weak first half of the year, Japanese Real Estate Investment Trusts (“J-REITs”) had a sharp turn-around as bankruptcy fears started to subside. In Australia, the economic environment had changed so substantially by the end of the year that the country’s central bank reversed its monetary easing policy and raised short-term rates to 3.75% .

Europe real estate performance was lead by France which had the strongest gains of Europe’s major economies (+50.0%) . French real estate stocks were buoyed earlier in the year from the policy which ties rents to the cost of construction. The United Kingdom, whose real estate securities increased (+16.5%) in 2009, was primarily aided by capital raisings and improved balance sheets. The rally leveled off toward the

3

middle of the year once most of the capital needs for the sector had been met and investors focused more on fundamentals, which remained weak. Property transactions for high quality real estate, however, were able to fetch attractive valuations signaling a decline in cap rates and improvement in fundamentals.

US real estate stocks had a total return of (+28.0%) in 2009, rebounding significantly from multi-year lows in March. Recapitalizations fueled the recovery as US public real estate companies raised $20 billion during the year. The hotel (+67.2%) and regional mall (+63.0%) sectors performed the best.  Hotels were benefited from shorter leases which allowed them to respond more quickly to a changing economic environment. Stabilization in both consumer confidence and retail sales proved to be a boost to the mall sector. The more defensive health care (+24.6%), self-storage (+8.4%) and shopping center (-1.7%) sectors lagged their more economically sensitive counterparts during 2009’s early expansion rally.

For the twelve months ended December 31, 2009 the Fund’s market price increased 34.01% and the Fund’s net asset value (“NAV”) increased 32.51%. Over the same time period the Fund’s benchmark was up 31.75%.

	Six	One	Since
Annualized	Months	Year	Inception*
Fund Performance
NAV	30.89%	32.51%	-21.02%
Market Price	33.53%	34.01%	-20.89%
Index Performance
Cohen & Steers Global Realty Majors Index	32.63%	33.36%	-20.20%
FTSE EPRA/NAREIT Global Real Estate Index	28.22%	31.75%	-23.09%

*      Fund Inception 5/7/08

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsetfs.com.

An investor cannot invest directly in an index.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding.

Market Price is the price at which a share can currently be traded in the market.

Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

FTSE EPRA/NAREIT Global Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

4

TOP 10 HOLDINGS as of December 31, 2009

Simon Property Group, Inc.	4.31%
Mitsubishi Estate Co., Ltd.	4.11%
Westfield Group	3.78%
Sun Hung Kai Properties, Ltd.	3.76%
Unibail-Rodamco	3.72%
Mitsui Fudosan Co., Ltd.	3.54%
Public Storage	2.80%
Vornado Realty Trust	2.78%
CapitaLand, Ltd.	2.41%
Boston Properties, Inc.	2.36%
Percent of Net Assets in Top Ten Holdings:	33.57%

GEOGRAPHIC BREAKDOWN (% of Total Investments) as of December 31, 2009

United States	38.33%
Hong Kong	14.90%
Japan	12.85%
Australia	9.36%
United Kingdom	8.15%
Singapore	6.06%
France	5.87%
Netherlands	2.23%
Canada	0.81%
Switzerland	0.51%
Sweden	0.47%
Belgium	0.46%

GROWTH OF $10K as of December 31, 2009

Comparison of Change in Value of $10,000 Investment in Cohen & Steers Global Realty Majors ETF and Cohen & Steers Global Realty Majors Index.

5

Disclosure of Fund Expenses
For the Period Ended December 31, 2009 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at July 1, 2009 and held through the period ended December 31, 2009.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account		During
	Value	Value	Expense	Period(a)
	07/01/09	12/31/09	Ratio	07/01/09-12/31/09
Actual	$1,000.00	$1,308.90	0.55%	$3.20
Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

(a)  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

6

Report of Independent registered Public Accounting Firm

To the Board of Trustees and Shareholders of ALPS ETF Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Cohen & Steers Global Realty Majors ETF (the “Fund”), which is part of the ALPS ETF Trust, as of December 31, 2009, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from May 7, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cohen & Steers Global Realty Majors ETF as of December 31, 2009, the results of its operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from May 7, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

February 24, 2010

Denver, Colorado

7

SCHEDULE OF INVESTMENTS
December 31, 2009

Security Description	Shares	Value

COMMON STOCKS (101.25%)
Australia (9.48%)
CFS Retail Property Trust	68,986	$117,881
Commonwealth Property Office Fund	60,268	52,576
Dexus Property Group	162,309	124,077
Mirvac Group	94,988	134,121
Stockland Trust Group	79,773	283,388
Westfield Group	42,766	482,308
		1,194,351
Belgium (0.47%)
Confinimmo	414	58,573

Canada (0.82%)
Boardwalk Real Estate Investment Trust	837	29,581
RioCan Real Estate Investment Trust	3,913	74,091
		103,672
France (5.93%)
Fonciere des Regions	885	90,635
ICADE	661	63,304
Klepierre	2,942	119,835
Unibail-Rodamco	2,150	474,120
		747,894
Hong Kong (15.08%)
China Overseas Land & Investment, Ltd.	128,000	270,723
Hang Lung Properties, Ltd	65,000	256,511
Henderson Land Development Co., Ltd.	33,000	248,541
Hongkong Land Holdings, Ltd.	39,000	193,050
The Link Real Estate Investment Trust	73,000	186,594
Sun Hung Kai Properties, Ltd.	32,000	479,956
The Wharf Holdings, Ltd.	46,000	265,474
		1,900,849
Japan (13.02%)
Aeon Mall Co., Ltd.	2,600	50,104
Japan Real Estate Investment Corp.	14	102,863
Japan Retail Fund Investment Corp.	12	53,752
Mitsubishi Estate Co., Ltd.	33,000	523,915
Mitsui Fudosan Co., Ltd.	27,000	451,861
Nippon Building Fund, Inc.	17	128,922
Nomura Real Estate Office Fund, Inc.	9	48,724
Sumitomo Realty & Development Co., Ltd.	15,000	280,198
		1,640,339

8

Security Description	Shares	Value

Netherlands (2.26%)
Corio N.V.	2,478	$169,553
Eurocommercial Properties N.V.	1,127	46,569
Wereldhave N.V.	722	69,094
		285,216
Singapore (6.14%)
Ascendas Real Estate Investment Trust	47,066	74,423
CapitaLand, Ltd.	103,000	308,131
CapitaMall Trust	85,347	109,423
City Developments, Ltd.	20,000	164,678
Kerry Properties, Ltd.	23,000	117,165
		773,820
Sweden (0.47%)
Castellum AB	5,861	59,512

Switzerland (0.52%)
PSP Swiss Property AG*	1,154	65,305

United Kingdom (8.25%)
British Land Co., Plc	28,767	222,981
Derwent London Plc	3,028	64,545
Great Portland Estates Plc	11,206	51,954
Hammerson Plc	23,394	160,178
Land Securities Group Plc	25,310	279,972
Liberty International Plc	14,594	121,371
Segro Plc	25,035	139,314
		1,040,315
United States (38.81%)
Alexandria Real Estate Equities, Inc.	1,420	91,292
AMB Property Corp.	4,739	121,081
Apartment Investment and Management Co.	3,792	60,369
AvalonBay Communities, Inc.	2,590	212,665
Boston Properties, Inc.	4,490	301,144
BRE Properties, Inc.	1,712	56,633
Brookfield Properties Corp.	8,153	98,814
Camden Property Trust	2,131	90,290
Digital Realty Trust, Inc.	2,467	124,041
Douglas Emmett, Inc.	4,144	59,052
Duke Realty Corp.	7,257	88,318
Equity Residential	8,877	299,865
Essex Property Trust, Inc.	914	76,456
Federal Realty Investment Trust	1,982	134,221

9

Security Description	Shares	Value

United States (continued)
HCP, Inc.	9,497	$290,038
Host Hotels & Resorts, Inc.	20,001	233,412
Kimco Realty Corp.	13,010	176,025
Liberty Property Trust	3,618	115,812
The Macerich Co.	3,164	113,746
Mack-Cali Realty Corp.	2,538	87,739
ProLogis	15,332	209,895
Public Storage	4,394	357,891
Regency Centers Corp.	2,602	91,226
Simon Property Group, Inc.	6,897	550,380
SL Green Realty Corp.	2,490	125,098
UDR, Inc.	4,878	80,194
Ventas, Inc.	5,072	221,849
Vornado Realty Trust	5,078	355,155
Weingarten Realty Investors	3,451	68,295
		4,890,996
TOTAL COMMON STOCKS
(Cost $12,373,202)		12,760,842

WARRANTS (0.01%)
France (0.01%)
Fonciere des Regions, Warrants, strike price 65.00 EUR, Expires 12/31/10*	775	655

TOTAL WARRANTS
(Cost $0)		655

TOTAL INVESTMENTS (101.26%)
(Cost $12,373,202)		12,761,497

NET LIABILITIES LESS OTHER ASSETS (-1.26%)		(158,246)

NET ASSETS (100.00%)		$12,603,251

* Non-income  producing security.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by sharholders.
EUR -	Euro
Ltd. -	Limited
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.

See Notes to Financial Statements.

10

STATEMENT OF ASSETS & LIABILITIES
December 31, 2009

ASSETS:
Investments, at value	$12,761,497
Cash	18,474
Foreign currency, at value (Cost $22,658)	22,039
Receivable for investments sold	156,128
Receivable for shares sold	1,568,393
Foreign tax reclaims	2,422
Interest and dividends receivable	45,138
Total Assets	14,574,091

LIABILITIES:
Distributions payable	364,000
Payable for investments purchased	1,601,596
Payable to advisor	5,244
Total Liabilities	1,970,840
NET ASSETS	$12,603,251

NET ASSETS CONSIST OF:
Paid-in capital	$13,920,377
Overdistributed net investment income	(294,951)
Accumulated net realized loss on investments and foreign currency transactions	(1,410,212)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	388,037
NET ASSETS	$12,603,251

INVESTMENTS, AT COST	$12,373,202

PRICING OF SHARES
Net Assets	$12,603,251
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	402,000
Net Asset Value, offering and redemption price per share	$31.35

See Notes to Financial Statements.

11

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2009

INVESTMENT INCOME:
Dividends(a)	$248,261
Total Investment Income	248,261

EXPENSES:
Investment advisory fee	36,031
Total Net Expenses	36,031
NET INVESTMENT INCOME	212,230

Net realized loss on investments	(1,180,517)
Net realized gain on foreign currency transactions	4,745
Net change in unrealized appreciation on investments	2,833,445
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(1,351)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,656,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,868,552

(a)  Net of foreign withholding tax of $15,715.

See Notes to Financial Statements.

12

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
	For the	May 7, 2008
	Year Ended	(Inception) through
	December 31, 2009	December 31, 2008
OPERATIONS:
Net investment income	$212,230	$93,943
Net realized loss on investments and foreign currency transactions	(1,175,772)	(232,654)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	2,832,094	(2,444,057)
Net increase/(decrease) in net assets resulting from operations	1,868,552	(2,582,768)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(504,174)	(98,737)
Total distributions	(504,174)	(98,737)

SHARE TRANSACTIONS:
Proceeds from sale of shares	6,176,164	7,644,214
Net increase from share transactions	6,176,164	7,644,214
Net increase in net assets	7,540,542	4,962,709

NET ASSETS:
Beginning of period	5,062,709	100,000
End of period*	$12,603,251	$5,062,709

*Including overdistributed net investment income of:	$(294,951)	$(8,130)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	202,000	2,000
Sold	200,000	200,000
Shares outstanding, end of period	402,000	202,000

See Notes to Financial Statements.

13

FINANCIAL HIGHLIGHTS
For the Shares Outstanding For the Period Presented

		For the Period
	For the	May 7, 2008
	Year Ended	(Inception) through
	December 31, 2009	December 31, 2008
NET ASSET VALUE, BEGINNING OF PERIOD	$25.06	$50.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.98	0.47
Net realized and unrealized gain/(loss) on investments	7.00	(24.92)
Total from Investment Operations	7.98	(24.45)

LESS DISTRIBUTIONS:
From net investment income	(1.69)	(0.49)
Total Distributions	(1.69)	(0.49)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	6.29	(24.94)
NET ASSET VALUE, END OF PERIOD	$31.35	$25.06
TOTAL RETURN(a)	32.51%	(48.90)%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12,603	$5,063

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.24%	3.49	%(b)
Operating expenses including reimbursement/waiver	0.55%	0.55	%(b)
Operating expenses excluding reimbursement/waiver	0.55%	0.55	%(b)
PORTFOLIO TURNOVER RATE(c)	18%	18%

(a)       Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)       Annualized.

(c)        Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the year end, the Trust consists of five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”), which commenced operations on May 7, 2008.

The Fund’s Shares are listed on the NYSE Arca. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Cohen & Steers Global Realty Majors Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at

15

NOTES TO FINANCIAL STATEMENTS

the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

B. Foreign Currency Translation and Foreign Investments

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

16

NOTES TO FINANCIAL STATEMENTS

D. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2009, permanent book and tax differences resulting primarily from differing treatment of foreign currency were identified and reclassified among the components of the Fund’s net assets as follows:

Accumulated Net	Accumulated Net
Investment Income	Realized Gain/(Loss)	Paid-In Capital
$5,123	$(5,122)	$(1)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

At December 31, 2009, the Fund had available for tax purposes unused capital loss carryforwards as follows:

Year of Expiration
2016	2017	Total
$176,692	$809,982	$986,674

The Fund intends to defer to its fiscal year ending December 31, 2010 approximately $165,900 of losses recognized during the period from November 1, 2009 to December 31, 2009.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of the distributions paid was as follows:

	Period Ended	Period Ended
	December 31, 2009	December 31, 2008
Distributions paid from:
Ordinary income	$504,174	$98,737
Total	$504,174	$98,737

17

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2009, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$205,436
Accumulated net realized loss on investments and foreign currency transactions	(1,152,574)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(373,034)
Other Cumulative Effect of Timing Differences	3,046
Total	$(1,317,126)

The differences between book-basis and tax-basis are primarily due to the deferral of post October losses and the differing treatment of certain other investments.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Fund analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund files income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2008, and December 31, 2009, the Fund’s returns are still open to examination by the appropriate taxing authority.

G. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market inputs participants would use in pricing the security developed based on the best information available in the circumstances.

18

NOTES TO FINANCIAL STATEMENTS

The three-tier hierarchy is summarized as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$12,760,842	$—	$—	$12,760,842
Warrants	—	655	—	655
TOTAL	$12,760,842	$655	$—	$12,761,497

All securities of the Fund were valued using Level 1 or Level 2 inputs for the year ended December 31, 2009. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the summary of inputs table above. Management expects the Fund’s investments to typically be classified as Level 1 and therefore applying this guidance did not have a material impact on the Fund’s financial statements.

3. INVESTMENT ADVISORY FEE AND OTHER

AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

19

NOTES TO FINANCIAL STATEMENTS

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Fund, including the fees of the Sub-Adviser, the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Fund.

Mellon Capital Management Corporation acts as the Fund’s sub-adviser (the “Sub-Adviser”) pursuant to a sub-advisory agreement with the Investment Adviser (the “Sub-Advisory Agreement”). According to this Agreement, the Investment Adviser pays the Sub-Adviser on a monthly basis, an annual rate of 0.10% of the Fund’s average daily net assets. The Investment Adviser will pay the Sub-Adviser a minimum of $62,500 per year after the Fund’s first year of operations and a minimum of $125,000 per year after the Fund’s second year of operations.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Fund.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Fund.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

4. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2009, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Cohen & Steers Global Realty Majors ETF	$1,232,919	$1,326,858

For the year ended December 31, 2009, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Cohen & Steers Global Realty Majors ETF	$6,176,390	$—

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

20

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2009, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$344,531
Gross Depreciation (excess of tax cost over value)	$(717,307)
Net Depreciation of foreign currency	$(258)
Net unrealized depreciation	$(373,034)
Cost of investment for income tax purposes	$13,134,273

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 24, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

21

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2009 is available (1) without charge, upon request, by calling (866) 513-5856; (2) on the Trust’s website located at http://www.alpsetfs.com; and (3) on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) by calling (866) 513-5856; (2) on the Trust’s website located at http://www.alpsetfs.com; (3) on the SEC’s website at http://www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

TAX INFORMATION (UNAUDITED)

Tax Designations

The Fund designates the following amounts for the fiscal year ended December 31, 2009:

Qualified Dividend Income	3.19%
Corporate Dividends Received Deduction	0.00%

22

TRUSTEES AND OFFICERS

INDEPENDENT TRUSTEES

				Number of
Name, Address				Portfolios
and Age of	Position(s)	Term of Office		in Fund Complex	Other
Management	Held	and Length of	Principal Occupation(s)	Overseen	Directorships
Trustee*	with Trust	Time Served**	During Past 5 Years	by Trustees***	Held by Trustees
Mary K. Anstine, age 69	Trustee	Since March 2008	Ms. Anstine was President/ Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of the following: AV Hunter Trust; Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America and a member of the American Bankers Association Trust Executive Committee.	19

Ms. Anstine is a Trustee of ALPS Variable Insurance Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); Financial Investors Trust (7 funds); Reaves Utility Income Fund; and Westcore Trust (12 funds).

Jeremy W. Deems, age 33	Trustee	Since March 2008	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	14	Mr. Deems is a Trustee of ALPS Variable Insurance Trust (1 fund); Financial Investors Trust (7 funds); and Reaves Utility Income Fund.

23

Number of
Name, Address				Portfolios
and Age of	Position(s)	Term of Office		in Fund Complex	Other
Management	Held	and Length of	Principal Occupation(s)	Overseen	Directorships
Trustee*	with Trust	Time Served**	During Past 5 Years	by Trustees***	Held by Trustees
Rick A. Pederson, age 57	Trustee	Since March 2008

President, Foundation Properties, Inc. (a real estate investment management company), 1994 - present; Partner, Western Capital Partners (a prime lending company), 2000 - present; Partner, Bow River Capital Partners (investment manager), 2003 - present; Principal, The Pauls Corporation (real estate development), 2008 - present; Director, Guaranty Bank and Trust (a community bank), 1999 — 2007; Winter Park Recreational Association (an entity that operates, maintains and develops Winter Park Resort), 2002 — 2008; Neenan Co. (an integrated real estate development, architecture and construction company), 2002 — present; NexCore Properties LLC (a real estate investment company), 2004 — present; Urban Land Conservancy (a not-for-profit organization), 2004 — present.

				9	Mr. Pederson is Trustee of Westcore Trust (12 funds)

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

24

INTERESTED TRUSTEE

Number of
Name, Address				Portfolios
and Age of	Position(s)	Term of Office		in Fund Complex	Other
Management	Held	and Length of	Principal Occupation(s)	Overseen	Directorships
Trustee*	with Trust	Time Served**	During Past 5 Years	by Trustees***	Held by Trustees
Thomas A. Carter, age 43	Trustee and President	Since March 2008

Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. (“FDI”) and Executive Vice President and Director of ALPS and ALPS Holdings, Inc. (“AHI”). Because of his position with AHI, ALPS, ADI, FDI and AAI, Mr. Carter is deemed an affiliate of the Fund as defined under the 1940 Act. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.

				14	Mr. Carter is a Trustee of Financial Investors Variable Insurance Trust (5 funds)

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	Mr. Carter is an interested person of the Trust because of his affiliation with ALPS.

25

OFFICERS

Name, Address	Position(s)	Length
and Age of	Held	of Time
Executive Officer*	with Trust	Served**	Principal Occupation(s) During Past 5 Years
Melanie Zimdars, age 33	Chief Compliance Officer (“CCO”)	Since December 2009

Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS. Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. From 2001 until joining Wasatch in 2005, she was a Compliance Officer for U.S. Bancorp Fund Services, LLC. Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Zimdars is also the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Liberty All-Star Growth Fund, Inc. and Liberty All-Star Equity Fund.

Kimberly R. Storms, age 37	Treasurer	Since March 2008

Ms. Storms is Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS Variable Insurance Trust; Assistant Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund and Financial Investors Trust; and Assistant Secretary of Ameristock Mutual Fund, Inc.

William Parmentier, age 57	Vice President	Since March 2008

Mr. Parmentier is Chief Investment Officer, ALPS Advisors, Inc. (since 2006); President of the Liberty All-Star Funds (since April 1999); Senior Vice President (2005-2006), Banc of America Investment Advisors, Inc.

Tané T. Tyler, age 44	Secretary	Since December 2008

Ms. Tyler is Senior Vice President, General Counsel and Secretary of ALPS. Ms. Tyler joined ALPS in 2004. She served as Secretary, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund from December 2006-2008; Secretary, Reaves Utility Income Fund from December 2004—2007; Secretary, Westcore Funds from February 2005—2007; Secretary, First Funds from November 2004 to January 2007; Secretary, Financial Investors Variable Insurance Trust from December 2004— December 2006; Vice President and Associate Counsel, Oppenheimer Funds from January 2004 to August 2004; Vice President and Assistant General Counsel, INVESCO Funds from September 1991 to December 2003.

26

Name, Address	Position(s)	Length
and Age of	Held	of Time
Executive Officer*	with Trust	Served**	Principal Occupation(s) During Past 5 Years
Monette R. Nickels, age 38	Tax Officer	Since December 2009

Ms. Nickels is Senior Vice President and Director of Tax Administration of ALPS. Ms. Nickels joined ALPS in 2004 as Director of Tax Administration. Because of her position with ALPS, Ms. Nickels is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Nickels is also Tax Officer of ALPS Variable Insurance Trust, Financial Investors Trust, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Financial Investors Variable Insurance Trust.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

27

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on September 9, 2009, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the renewal of the Advisory Agreement between the Trust and the Investment Adviser with respect to the Funds. The Independent Trustees also met separately with their independent legal counsel to consider the renewal of the Advisory Agreement.

In evaluating the Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Investment Adviser with respect to the Fund under the Advisory Agreement, (ii) costs to the Investment Adviser of its services; and (iii) the extent to which economies of scale would be realized if and as the Fund grows and whether the fee level in the Advisory Agreement reflects these economies of scale.

In evaluating the nature, extent and quality of the Investment Adviser’s services, the Trustees reviewed information concerning the functions performed by the Investment Adviser for the Funds, information describing the Investment Adviser’s organization and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed financial information regarding the Investment Adviser and its parent company. The Trustees reviewed information on the performance of the Fund and the performance of its benchmark index. The Committee also evaluated the correlation and tracking error between the underlying index and the Fund’s performance. The Trustees noted that the Investment Adviser had delegated to the Sub-Adviser responsibility for the investment of the Fund’s assets. The Trustees considered the Investment Adviser’s responsibility to oversee the Sub-Adviser. Based on its review, the Trustees found that the nature and extent of services provided to the Fund under the Advisory Agreement was appropriate and that the quality was satisfactory.

The Trustees noted that the advisory fee was a unitary fee pursuant to which the Investment Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the payments under the Advisory Agreement, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Trustees noted that the advisory fees were generally within the range of the ETF peer funds. The Trustees concluded that the advisory fee for the Fund was reasonable under the circumstances and in light of the quality of services provided.

The Trustees noted the small size of the Fund and concluded that the Investment Adviser was not experiencing any economies of scale. The Trustees considered other benefits available to the Investment Adviser because of its relationship with the Fund and concluded that the advisory fee was reasonable taking into account any such benefits.

28

Sub-Advisory Agreement

At the same in person meeting, the Board also evaluated the proposal to approve the renewal of the Sub-Advisory Agreement among the Investment Adviser, the Trust and the Sub-Adviser with respect to the Fund. In deciding whether to approve the renewal of the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Sub-Adviser with respect to the Fund under the Sub-Advisory Agreement, (ii) the fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Investment Adviser and the Trust; and (iii) the extent to which economies of scale would be realized if and as the Fund grows and whether the fee levels in the Sub-Advisory Agreement reflect these economies of scale.

With respect to the nature, extent and quality of services provided by the Sub-Adviser, the Trustees considered the qualifications, experience, reputation and skills of the Sub-Adviser’s portfolio management and other key personnel. The Trustees concluded that the Sub-Adviser had personnel qualified to provide the services under the Sub-Advisory Agreement. In evaluating the Sub-Adviser’s performance, the Trustees focused primarily on the Sub-Adviser’s success in tracking the Fund’s underlying Index. The Trustees concluded that the Sub-Adviser’s performance was satisfactory in this regard.

The Trustees considered the sub-advisory fees paid to the Sub-Adviser and considered they were negotiated at arm’s length between the Investment Adviser and the Sub-Adviser and that the Investment Adviser compensates the Sub-Adviser from its fees. On the basis of the information provided, the Trustees concluded that the sub-advisory fee was reasonable.

The Trustees considered the Sub-Adviser’s profitability and noted that the Investment Adviser compensates the Sub-Adviser from its own advisory fees and the Investment Adviser negotiated the Sub-Advisory Agreement with the Sub-Adviser at arm’s length. The Trustees also noted the Sub-Adviser’s statement that it does not perform a profitability analysis specific to the Fund.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Trustees determined that the terms of the Advisory Agreement and the Sub-Advisory Agreement, respectively, continue to be fair and reasonable and that the continuation of each Agreement is in the best interests of the Fund.

29

ALPS
DISTRIBUTORS, INC.

December 31,2009
12.31.2009 12.31.2009
12.31.200912.31.200912

This report has been prepared for Cohen & Steers Global Realty Majors ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the Cohen & Steers Global Realty Majors ETF.

GRI000157 8/31/10

CRBQ | CRBA | CRBI

CRB-EQ

THOMSON REUTERS | JEFFERIES

THE FIRST NAME
IN COMMODITY EQUITIES

DECEMBER 31, 2009

ANNUAL REPORT

An ALPS Advisors, Inc. Solution

TABLE OF CONTENTS December 31, 2009

www.jamfunds.com

PERFORMANCE OVERVIEW (UNAUDITED) JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | December 31, 2009

The Jefferies | TR/J CRB Global Commodity Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The ETF seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index.

Since inception (9/21/2009) the fund returned 8.06% while the index returned 7.96%. The agriculture and industrial metals sectors were the primary drivers during the period, but precious metals and energy also provided positive contributions to the portfolio.

TOP 10 HOLDINGS (% of Total Investments)

Monsanto Co.	5.9%
Exxon Mobil Corp.	5.2%
Potash Corp. of Saskatchewan, Inc.	4.3%
Syngenta AG	3.6%
Deere & Co.	3.0%
BP Plc, ADR	2.9%
Archer-Daniels-Midland Co.	2.6%
Chevron Corp.	2.5%
Gazprom OAO, ADR	2.4%
Total SA	2.3%
Total Top 10 Holdings	34.7%

COUNTRY ALLOCATION (% of Total Investments)

United States	35.4%
Canada	13.7%
United Kingdom	11.2%
Russia	6.8%
Switzerland	4.0%
Brazil	3.8%
France	2.3%
Germany	2.0%
Malaysia	2.0%
China	1.9%
Other	16.9%

PERFORMANCE as of 12.31.09

Since Inception*
Jefferies | TR /J CRB Global Commodity Equity Index Fund
NAV	8.06%
Market Price	7.43%
Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index	7.96%
S&P GSCI Commodity Index	6.19%
S&P 500 Index	5.25%

* The Fund commenced Investment Operations on September 18, 2009 with an Inception Date, the first day of trading on the Exchange, of September 21, 2009.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS. COM.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

S&P 500 Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. An investor cannot invest directly in an index. S&P GSCI Commodity Index: A composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures. Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index: measures the performance of equity securities of companies engaged in the production and distribution of certain commodities and commodity-related products.

GROWTH OF $10,000 as of 12.31.09

Comparison of Change in Value of $10,000 Investment in the Jefferies | TR/J CRB Global Commodity Equity Index Fund.

Annual Report  |  December 31, 2009

PERFORMANCE OVERVIEW (UNAUDITED) JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND | December 31, 2009

The Jefferies | TR/J CRB Global Agriculture Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of agricultural commodities and agricultural commodity-related products and services in the following sectors: producers of traits (characteristics attained through genetic modification), chemicals and fertilizers, farm machinery, equipment and irrigation, agricultural products, and livestock and aquaculture. The ETF seeks investment results that replicate, as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index.

Since Inception (10/27/2009) the fund returned 8.10% while the index returned 6.55%.

TOP 10 HOLDINGS (% of Total Investments)

Deere & Co.	8.1%
Syngenta AG	8.1%
Archer-Daniels-Midland Co.	8.0%
Monsanto Co.	7.7%
Potash Corp. of Saskatchewan, Inc.	7.0%
Agrium, Inc.	4.6%
Sociedad Quimica y Minera de Chile SA, ADR	4.5%
The Mosaic Co.	4.5%
Uralkali, GDR	4.2%
K+S AG	4.0%
Total Top 10 Holdings	60.7%

COUNTRY ALLOCATION (% of Total Investments)

United States	36.9%
Canada	13.2%
Switzerland	8.1%
Malaysia	6.9%
Singapore	4.9%
Israel	4.6%
Chile	4.5%
Russia	4.2%
Germany	4.0%
Norway	3.6%
Other	9.1%

PERFORMANCE as of 12.31.09

Since Inception*
Jefferies | TR/J CRB Global Agriculture Equity Index Fund
NAV	8.10%
Market Price	6.51%
Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index	6.55%

* The Fund commenced Investment Operations on October 26, 2009 with an Inception Date, the first day of trading on the Exchange, of October 27, 2009.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS.COM.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index: measures the performance of equity securities of companies engaged in the production and distribution of agricultural products, including grains, livestock, fertilizers, chemicals, seeds, traits and equipment.

GROWTH OF $10,000 as of 12.31.09

Comparison of Change in Value of $10,000 Investment in the Jefferies | TR/J CRB Global Agriculture Equity Index Fund.

PERFORMANCE OVERVIEW (UNAUDITED) JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND | December 31, 2009

The Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund is an Exchange Traded Fund (“ETF”), which provides exposure to the equity securities of a global universe of listed companies engaged in the production and distribution of base/industrial metals and base/industrial metals products, including copper, aluminum, iron ore, steel and others. The ETF seeks investment results that replicate, as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index.

Since Inception (10/27/2009) the fund returned 7.87% while the index returned 6.79%.

TOP 10 HOLDINGS (% of Total Investments)

Rio Tinto Plc	7.6%
BHP Billiton Plc	7.5%
Anglo American Plc	7.4%
Vale SA, ADR	6.5%
ArcelorMittal	5.7%
Xstrata Plc	5.1%
POSCO, ADR	5.1%
Freeport-McMoRan Copper & Gold, Inc.	5.0%
MMC Norilsk Nickel JSC, ADR	4.8%
Companhia Siderurgica Nacional SA, ADR	4.3%
Total Top 10 Holdings	59.0%

COUNTRY ALLOCATION (% of Total Investments)

United Kingdom	29.4%
United States	15.1%
Brazil	13.7%
Japan	10.3%
Canada	6.0%
Netherlands	5.7%
South Korea	5.1%
Russia	4.8%
Germany	3.0%
India	2.8%
Other	4.1%

PERFORMANCE as of 12.31.09

Since Inception*
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
NAV	7.87%
Market Price	6.08%
Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index	6.79%

* The Fund commenced Investment Operations on October 26, 2009 with an Inception Date, the first day of trading on the Exchange, of October 27, 2009.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit JAMFUNDS.COM.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsetfs.com.

Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index: measures the performance of equity securities of companies engaged in the production and distribution of base/industrial metals and related products and services including copper, aluminum, iron ore, steel, uranium and others.

GROWTH OF $10,000 as of 12.31.09

Comparison of Change in Value of $10,000 Investment in the Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund.

DISCLOSURE OF FUND EXPENSES For the Period Ended December 31, 2009 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at July 1, 2009 and held through the period ended December 31, 2009.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid during the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 7/01/09	Ending Account Value 12/31/09	Expense Ratio	Expenses Paid During the Period 7/01/09- 12/31/09
Jefferies | TR/J CRB Global Commodity Equity Index Fund
Actual(a)	$1,000.00	$1,080.60	0.65%	$1.89
Hypothetical(b)	$1,000.00	$1,021.93	0.65%	$3.31
Jefferies | TR/J CRB Global Agriculture Equity Index Fund
Actual(c)	$1,000.00	$1,081.00	0.65%	$1.22
Hypothetical(b)	$1,000.00	$1,021.93	0.65%	$3.31
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Actual(c)	$1,000.00	$1,078.70	0.65%	$1.22
Hypothetical(b)	$1,000.00	$1,021.93	0.65%	$3.31

(a)  The “Actual” example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days the Fund was in existence in the most recent fiscal half year (102), then divided by 365.

(b)  The “Hypothetical” example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

(c)   The “Actual” example in the table above is equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days the Fund was in existence in the most recent fiscal half year (66), then divided by 365.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of ALPS ETF Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Jefferies TR/J CRB Global Commodity Equity Index Fund, Jefferies TR/J CRB Global Agriculture Equity Index Fund, and Jefferies TR/J CRB Global Industrial Metals Equity Index Fund, (collectively, the “Funds”), which are part of the ALPS ETF Trust, as of December 31, 2009, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from September 21, 2009 (inception) to December 31, 2009 for the Jefferies TR/J CRB Global Commodity Equity Index Fund, and for the period from October 27, 2009 (inception) to December 31, 2009 for the Jefferies TR/J CRB Global Agriculture Equity Index Fund and Jefferies TR/J CRB Global Industrial Metals Equity Index Fund. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Jefferies TR/J CRB Global Commodity Equity Index Fund, Jefferies TR/J CRB Global Agriculture Equity Index Fund, and Jefferies TR/J CRB Global Industrial Metals Equity Index Fund as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

February 24, 2010

Denver, Colorado

Schedule of investments JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND | December 31, 2009

Security Description	Shares	Value

COMMON STOCKS (99.90%)
Australia (1.76%)
Incitec Pivot, Ltd.	151,140	$482,544
Newcrest Mining, Ltd.	11,413	362,637
Nufarm, Ltd.	16,362	160,248
Woodside Petroleum, Ltd.	5,659	240,221
		1,245,650

Bermuda (0.22%)
Aquarius Platinum, Ltd.*	9,207	60,860
Sinofert Holdings, Ltd.	166,000	92,911
		153,771

Brazil (3.79%)
Companhia Siderurgica Nacional SA, ADR	11,563	369,207
Gerdau SA, ADR	14,359	244,534
Petroleo Brasileiro SA, ADR	28,950	1,380,336
Vale SA, ADR	23,590	684,818
		2,678,895

Canada (13.69%)
Agnico-Eagle Mines, Ltd.	3,693	200,511
Agrium, Inc.	14,830	925,434
Barrick Gold Corp.	23,079	912,725
Cameco Corp.	6,047	195,712
Canadian Natural Resources, Ltd.	5,983	433,737
Eldorado Gold Corp.*	8,783	124,999
EnCana Corp.	8,612	280,207
Goldcorp, Inc.	17,185	677,827
IamgoLD Corp.	8,651	136,241
Inmet Mining Corp.	1,188	72,276
Ivanhoe Mines, Ltd.*	5,750	85,069
Kinross Gold Corp.	16,423	303,442
Osisko Mining Corp.*	5,803	46,829
Pan American Silver Corp.*	2,015	48,167
Potash Corp. of Saskatchewan, Inc.	27,765	3,029,559
Red Back Mining, Inc.*	5,081	72,700
Royal Gold, Inc.	888	41,709
Silver Wheaton Corp.*	8,042	121,817
Suncor Energy, Inc.	17,916	635,908
Talisman Energy, Inc.	11,714	220,011
Teck Resources, Ltd., Class B*	8,902	312,655
TransCanada Corp.	7,853	271,093
Viterra, Inc.*	34,761	327,268
Yamana gold, Inc.	17,273	197,716
		9,673,612

Cayman Islands (0.34%)
Chaoda Modern Agriculture Holdings, Ltd.	226,000	241,912

Chile (1.32%)
Sociedad Quimica y Minera de Chile SA, ADR	24,752	929,933

China (1.92%)
Angang Steel Co., Ltd.	14,000	30,910
China Agri-Industries Holdings, Ltd.	130,000	171,007
China Bluechemical, Ltd.	158,000	96,788
China Petroleum & Chemical Corp.	192,000	171,100
China Shenhua Energy Co., Ltd.	38,500	188,676
CNOOC, Ltd.	182,000	286,354
Jiangxi Copper Co., Ltd.	21,000	49,724
PetroChina Co., Ltd.	236,000	283,661
Zijin Mining Group Co., Ltd.	84,000	80,381
		1,358,601

Denmark (0.43%)
Danisco A/S	4,513	303,260

France (2.32%)
Total SA	25,344	1,636,484

Germany (1.92%)
K+ S AG	14,154	812,094
Salzgitter AG	589	57,836
Tenaris SA	6,815	290,660
ThyssenKrupp AG	5,136	194,538
		1,355,128

India (1.56%)
Reliance Industries, Ltd., GDR (a)	18,659	867,644
Sterlite Industries India, Ltd., ADR	12,887	234,801
		1,102,445

Israel (1.29%)
Israel Chemicals, Ltd.	42,565	561,840
The Israel Corp., Ltd.*	335	243,644
Makhteshim-Agan Industries, Ltd.	22,107	105,633
		911,117

Italy (1.03%)
Eni SpA	28,609	730,632

Japan (1.23%)
JFE Holdings, Inc.	7,200	282,292
Nippon Steel Corp.	83,000	334,336
Sumitomo Metal Industries, Ltd.	55,000	147,108
Sumitomo Metal Mining Co., Ltd.	7,000	103,690
		867,426

Jersey (0.24%)
Randgold Resources, Ltd.	2,107	170,124

Luxembourg (0.07%)
Evraz Group SA, GDR*(b)	1,861	52,573

Security Description	Shares	Value

Malaysia (1.96%)
Genting Plantations BHD*	244,900	$446,313
IOI Corp. BHD	288,500	460,892
PPB Group BHD	103,000	480,105
		1,387,310

Mauritius (0.30%)
Golden Agri-Resources, Ltd. *	586,000	212,871

Mexico (0.19%)
Grupo Mexico SAB de CV, Series B	57,400	131,284

Netherlands (0.93%)
ArcelorMittal	12,959	598,320
CNH Global N.V. *	2,436	60,851
		659,171

New Guinea (0.23%)
Lihir Gold, Ltd.	55,580	163,954

Norway (1.12%)
Norsk Hydro ASA*	8,600	72,515
Yara International ASA	15,750	718,958
		791,473

Peru (0.31%)
Companhia de Minas Buenaventura SA, ADR	6,456	216,082

Russia (6.84%)
Gazprom OAO, ADR	67,606	1,723,953
LUKOIL OAO, ADR	9,758	559,133
MMC Norilsk Nickel, ADR*	29,244	419,651
Polyus Gold Co., ADR	8,988	249,417
Rosneft Oil Co., GDR	121,000	1,040,600
Uralkali, GDR*	39,929	838,509
		4,831,263

Singapore (1.41%)
Olam International, Ltd.	176,000	333,459
Wilmar International, Ltd.	145,000	664,091
		997,550
South Africa (1.85%)
Anglo Platinum, Ltd.*	1,125	121,075
AngloGold Ashanti, Ltd., ADR	8,539	343,097
Gold Fields, Ltd.	14,726	195,940
Harmony Gold Mining Co., Ltd.	5,663	58,285
Impala Platinum Holdings, Ltd.	13,339	367,704
Sasol, Ltd.	5,421	219,380
		1,305,481

South Korea (0.74%)
POSCO, ADR	3,967	520,074

Spain (0.37%)
Repsol YPF SA	9,840	264,358

Switzerland (3.98%)
Syngenta AG	8,937	2,513,167
Transocean, Ltd.*	3,600	298,080
		2,811,247

United Kingdom (11.20%)
Anglo American Plc*	18,590	813,843
Antofagasta Plc	5,338	85,511
BG Group Plc	38,517	697,874
BHP Billiton Plc	33,762	1,087,685
BP Plc, ADR	214,538	2,078,679
Kazakhmys Plc*	3,089	66,244
Lonmin Plc*	2,879	91,077
Petropavlosk Plc*	3,305	54,758
Rio Tinto Plc	21,554	1,179,939
Royal Dutch Shell Plc, Class A	40,431	1,223,976
Xstrata Plc*	29,491	533,860
		7,913,446

United States (35.34%)
AGCO Corp.*	8,652	279,806
Alcoa, Inc.	14,936	240,768
Anadarko Petroleum Corp.	5,687	354,983
Apache Corp.	3,879	400,196
Archer-Daniels-Midland Co.	59,054	1,848,981
Baker Hughes, Inc.	3,586	145,161
Bunge, Ltd.	12,500	797,875
Cameron International Corp.*	2,801	117,082
Chesapeake Energy Corp.	7,062	182,765
Chevron Corp.	22,980	1,769,230
Cliffs Natural Resources, Inc.	2,014	92,825
Coeur d’Alene Mines Corp.*	1,863	33,646
ConocoPhillips	17,005	868,445
Consol Energy, Inc.	2,094	104,281
Corn Products International, Inc.	6,959	203,412
Deere & Co.	39,760	2,150,618
Devon Energy Corp.	4,850	356,475
Diamond Offshore Drilling, Inc.	801	78,834
EOG Resources, Inc.	2,914	283,532
Exxon Mobil Corp.	54,112	3,689,897
Freeport-McMoRan Copper & Gold, Inc.*	6,527	524,053
Halliburton Co.	10,331	310,860
Hess Corp.	3,510	212,355
Intrepid Potash, Inc.*	4,163	121,435
Marathon Oil Corp.	8,094	252,695
Mechel Steel Group, ADR	2,095	39,428
Monsanto Co.	51,086	4,176,280
The Mosaic Co.	14,970	894,158
Murphy Oil Corp.	2,097	113,657
National Oilwell Varco, Inc.	4,844	213,572
Newmont Mining Corp.	11,342	536,590
Noble Corp.	3,000	122,100

Security Description	Shares	Value

United States (continued)
Noble Energy, Inc.	1,982	$141,158
Nucor Corp.	4,878	227,559
Occidental Petroleum Corp.	9,188	747,444
Peabody Energy Corp.	3,100	140,151
Schlumberger, Ltd.	13,400	872,206
Southern Copper Corp.	2,638	86,817
Southwestern Energy Co.*	3,928	189,330
Steel Dynamics, Inc.	3,187	56,474
Terra Industries, Inc.	10,388	334,390
United States Steel Corp.	2,217	122,201
Valero Energy Corp.	6,427	107,652
Weatherford International, Ltd.*	7,100	127,161
XTO Energy, Inc.	6,455	300,351
		24,968,889

TOTAL COMMON STOCKS
(Cost $67,496,855)		70,586,016

RIGHTS (0.00%)(c)
Australia (0.00%)(c)
Woodside Petroleum, Ltd., strike price 42.10 AUD, Expires 01/19/10	386	1,770

TOTAL RIGHTS
(Cost $—)		1,770

TOTAL INVESTMENTS (99.90%)
(Cost $67,496,855)		70,587,786

NET OTHER ASSETS AND LIABILITIES (0.10%)		69,966

NET ASSETS (100.00%)		$70,657,752

*                        Non-income producing security.

(a)                Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. Securities restricted under Rule 144A comprised 1.23% of the fund’s net assets.

(b)                Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $52,573, representing 0.07% of net assets.

(c)                 Less than 0.005% of Net Assets.

Common Abbreviations:

ADR -     American Depositary Receipt.

AG -             Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA -       Allmennaksjeselskap is the Norwegian term for a public limited company.

AUD -    Australian dollar.

BHD -    Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depository Receipt.

Ltd. -         Limited.

N.V. -       Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc -            Public Limited Co.

SA -               Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA -        Societá Per Azioni is an Italian shared company.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND | December 31, 2009

Security Description	Shares	Value

COMMON STOCKS (99.77%)
Australia (3.18%)
Incitec Pivot, Ltd.	31,570	$100,793
Nufarm, Ltd.	3,432	33,613
		134,406

Bermuda (0.45%)
Sinofert Holdings, Ltd.	34,000	19,030

Canada (13.19%)
Agrium, Inc.	3,081	192,263
Potash Corp. Saskatchewan, Inc.	2,714	296,136
Viterra, Inc.*	7,312	68,841
		557,240

Cayman Islands (1.22%)
Chaoda Modern Agriculture Holdings, Ltd.	48,000	51,380

Chile (4.51%)
Sociedad Quimica y Minera de Chile SA, ADR	5,072	190,555

China (1.34%)
China Agri-Industries Holdings, Ltd.	28,000	36,832
China Bluechemical, Ltd.	32,000	19,603
		56,435

Denmark (1.51%)
Danisco A/S	947	63,635

Germany (4.03%)
K+S AG	2,968	170,291

Israel (4.55%)
Israel Chemicals, Ltd.	8,970	118,400
The Israel Corp., Ltd.*	71	51,638
Makhteshim-Agan Industries, Ltd.	4,658	22,257
		192,295

Malaysia (6.86%)
Genting Plantations BHD*	51,200	93,308
IOI Corp. BHD	60,300	96,332
PPB Group BHD	21,500	100,217
		289,857

Mauritius (1.06%)
Golden Agri-Resources, Ltd. *	123,000	44,681

Netherlands (0.34%)
CNH Global N.V.*	572	14,289

Norway (3.57%)
Yara International ASA	3,300	150,639

Russia (4.19%)
Uralkali, GDR*	8,418	176,778

Singapore (4.91%)
Olam International, Ltd.	37,000	70,102
Wilmar International, Ltd.	30,000	137,398
		207,500

Switzerland (8.04%)
Syngenta AG	1,207	339,419

United States (36.82%)
AGCO Corp.*	1,814	58,665
Archer-Daniels-Midland Co.	10,765	337,052
Bunge, Ltd.	2,600	165,958
Corn Products International, Inc.	1,464	42,793
Deere & Co.	6,327	342,227
Intrepid Potash, Inc.*	863	25,174
Monsanto Co.	3,975	324,956
The Mosaic Co.	3,145	187,851
Terra Industries, Inc.	2,174	69,981
		1,554,657

TOTAL COMMON STOCKS
(Cost $3,948,358)		4,213,087

TOTAL INVESTMENTS (99.77%)
(Cost $3,948,358)		4,213,087

NET OTHER ASSETS AND LIABILITIES (0.23%)		9,781

NET ASSETS (100.00%)		$4,222,868

* Non-income producing security.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by sharholders.
ASA -	Allmennaksjeselskap is the Norweigan term for a public limited company.
BHD -	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR -	Global Depository Receipt.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Financial Statements.

Security Description	Shares	Value

COMMON STOCKS (98.90%)
Brazil (13.55%)
Companhia Siderurgica Nacional SA, ADR	5,611	$179,159
Gerdau SA, ADR	7,148	121,730
Vale SA, ADR	9,480	275,204
		576,093
Canada (5.94%)
Cameco Corp.	3,004	97,225
Teck Resources, Ltd., Class B*	4,422	155,309
		252,534
China (0.97%)
Angang Steel Co., Ltd.	8,000	17,663
Jiangxi Copper Co., Ltd.	10,000	23,678
		41,341

Germany (2.95%)
Salzgitter AG	292	28,673
ThyssenKrupp AG	2,550	96,587
		125,260

India (2.75%)
Sterlite Industries India, Ltd., ADR	6,425	117,064

Japan (10.20%)
JFE Holdings, Inc.	3,600	141,146
Nippon Steel Corp.	40,000	161,126
Sumitomo Metal Industries, Ltd.	27,000	72,217
Sumitomo Metal Mining Co., Ltd.	4,000	59,251
		433,740

Luxembourg (0.61%)
Evraz Group SA, GDR*(a)	924	26,103

Mexico (1.55%)
Grupo Mexico SAB de CV, Series B	28,700	65,642

Netherlands (5.63%)
ArcelorMittal	5,181	239,207

Norway (0.87%)
Norsk Hydro ASA*	4,400	37,101

Russia (4.78%)
MMC Norilsk Nickel ADR*	14,161	203,210

South Korea (5.03%)	1,630	213,693
POSCO, ADR

United Kingdom (29.10%)
Anglo American Plc*	7,153	313,148
Antofagasta Plc	2,651	42,467
BHP Billiton Plc	9,753	314,205
Kazakhmys Plc*	1,534	32,897
Rio Tinto Plc	5,830	319,155
Xstrata Plc*	11,894	215,311
		1,237,183
United States (14.97%)
Alcoa, Inc.	7,429	119,755
Cliffs Natural Resources, Inc.	989	45,583
Freeport-McMoRan Copper & Gold, Inc.*	2,618	210,199
Mechel Steel Group, ADR	1,000	18,820
Nucor Corp.	2,395	111,727
Southern Copper Corp.	1,295	42,618
Steel Dynamics, Inc.	1,566	27,750
United States Steel Corp.	1,088	59,971
		636,423

TOTAL COMMON STOCKS
(Cost $3,894,017)		4,204,594

TOTAL INVESTMENTS (98.90%)
(Cost $3,894,017)		4,204,594

NET OTHER ASSETS AND LIABILITIES (1.10%)		46,587

NET ASSETS (100.00%)		$4,251,181

*                          Non-income producing security.

(a)                Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $26,103, representing 0.61% of net assets.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by sharholders.
ASA -	Allmennaksjeselskap is the Norweigan term for a public limited company.
GDR -	Global Depository Receipt.
Ltd. -	Limited.
Plc -	Public Limited Co.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.

See Notes to Financial Statements.

STATEMENTS OF ASSETS & LIABILITIES December 31, 2009

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund

ASSETS:
Investments, at value	$70,587,786	$4,213,087	$4,204,594
Cash	—	11,025	50,155
Foreign currency, at value (Cost $55,754, $15,521, and $1,160, respectively)	55,881	15,555	1,155
Receivable for investments and currency contracts sold	505,009	8,939	—
Foreign tax reclaims	164	—	—
Interest and dividends receivable	33,257	2,122	2,300
Total Assets	71,182,097	4,250,728	4,258,204

LIABILITIES:
Distributions payable	202,000	25,500	—
Payable to advisor	35,940	2,360	2,281
Payable to custodian	263,886	—	—
Payable for investments and currency contracts purchased	22,519	—	4,742
Total Liabilities	524,345	27,860	7,023
NET ASSETS	$70,657,752	$4,222,868	$4,251,181

NET ASSETS CONSIST OF:
Paid-in capital	$67,622,358	$3,930,030	$3,941,376
Overdistributed net investment income	(9,317)	(2,653)	(1,010)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(46,347)	30,728	243
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,091,058	264,763	310,572
NET ASSETS	$70,657,752	$4,222,868	$4,251,181

INVESTMENTS, AT COST	$67,496,855	$3,948,358	$3,894,017

PRICING OF SHARES
Net Assets	$70,657,752	$4,222,868	$4,251,181
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,650,000	100,000	100,000
Net Asset value, offering and redemption price per share	$42.82	$42.23	$42.51

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS For the Period December 31, 2009(a)

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund

INVESTMENT INCOME:
Dividends(b)	$283,695	$27,421	$4,474
Total Investment Income	283,695	27,421	4,474

EXPENSES:
Investment advisory fee	84,411	4,843	4,738
Total Net Expenses	84,411	4,843	4,738
NET INVESTMENT INCOME/(LOSS)	199,284	22,578	(264)

Net realized gain/(loss) on investments	(49,000)	31,781	507
Net realized loss on foreign currency transactions	(9,266)	(784)	(1,010)
Net change in unrealized appreciation on investments	3,090,931	264,729	310,577
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	127	34	(5)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,032,792	295,760	310,069
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,232,076	$318,338	$309,805

(a)          For the period September 21, 2009 (Inception) through December 31, 2009 for the Jefferies | TR/J CRB Global Commodity Equity Index Fund and for the period October 27, 2009 (Inception) through December 31, 2009 for the Jefferies | TR/J CRB Global Agriculture Equity Index Fund and Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund.

(b)          Net of foreign withholding tax of $16,238, $626, and $162, respectively.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

For the Period September 21, 2009 (Inception) through December 31, 2009

OPERATIONS:
Net investment income	$199,284
Net realized loss on investments and foreign currency transactions	(58,266)
Net change in unrealized appreciation on investments and foreign currency	3,091,058
Net increase in net assets resulting from operations	3,232,076

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(202,000)
Total distributions	(202,000)

SHARE TRANSACTIONS:
Proceeds from sale of shares	69,712,566
Value of shares redeemed	(2,084,890)
Net increase from share transactions	67,627,676
Net increase in net assets	70,657,752

NET ASSETS:
Beginning of period	—
End of period*	$70,657,752

*Including overdistributed net investment income of:	$(9,317)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	—
Shares sold	1,700,000
Shares redeemed	(50,000)
Shares outstanding, end of period	1,650,000

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND

For the Period October 27, 2009 (Inception) through December 31, 2009

OPERATIONS:
Net investment income	$22,578
Net realized gain on investments and foreign currency transactions	30,997
Net change in unrealized appreciation on investments and foreign currency	264,763
Net increase in net assets resulting from operations	318,338

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,500)
Total distributions	(25,500)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,930,030
Value of shares redeemed	—
Net increase from share transactions	3,930,030
Net increase in net assets	4,222,868

NET ASSETS:
Beginning of period	—
End of period*	$4,222,868

*Including overdistributed net investment income of:	$(2,653)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	—
Shares sold	100,000
Shares redeemed	—
Shares outstanding, end of period	100,000

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND

For the Period October 27, 2009 (Inception) through December 31, 2009

OPERATIONS:
Net investment loss	$(264)
Net realized loss on investments and foreign currency transactions	(503)
Net change in unrealized appreciation on investments and foreign currency	310,572
Net increase in net assets resulting from operations	309,805

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,941,376
Value of shares redeemed	—
Net increase from share transactions	3,941,376
Net increase in net assets	4,251,181

NET ASSETS:
Beginning of period	—
End of period*	$4,251,181

*Including overdistributed net investment income of:	$(1,010)

Other Information:
SHARE TRANSACTIONS:
Beginning shares	—
Shares sold	100,000
Shares redeemed	—
Shares outstanding, end of period	100,000

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND For a Share Outstanding Throughout the Period Presented

	For the Period September 21, 2009 (Inception) through December 31, 2009

NET ASSET VALUE, BEGINNING OF PERIOD	$39.74

INCOME FROM OPERATIONS:
Net investment income	0.12
Net realized and unrealized gain on investments	3.08
Total from Investment Operations	3.20

LESS DISTRIBUTIONS:
From net investment income	(0.12)
Total Distributions	(0.12)
NET INCREASE IN NET ASSET VALUE	3.08
NET ASSET VALUE, END OF PERIOD	$42.82
TOTAL RETURN(a)	8.06%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$70,658

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.53	%(b)
Operating expenses	0.65	%(b)
PORTFOLIO TURNOVER RATE(c)	7%

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND For a Share Outstanding Throughout the Period Presented

	For the Period October 27, 2009 (Inception) through December 31, 2009

NET ASSET VALUE, BEGINNING OF PERIOD	$39.30

INCOME FROM OPERATIONS:
Net investment income	0.23
Net realized and unrealized gain on investments	2.96
Total from Investment Operations	3.19

LESS DISTRIBUTIONS:
From net investment income	(0.26)
Total Distributions	(0.26)
NET INCREASE IN NET ASSET VALUE	2.93
NET ASSET VALUE, END OF PERIOD	$42.23
TOTAL RETURN(a)	8.10%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,223

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.03	%(b)
Operating expenses	0.65	%(b)
PORTFOLIO TURNOVER RATE(c)	9%

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND For a Share Outstanding Throughout the Period Presented

	For the Period October 27, 2009 (Inception) through December 31, 2009

NET ASSET VALUE, BEGINNING OF PERIOD	$39.41

INCOME/(LOSS) FROM OPERATIONS:	(0.00	)(a)
Net investment loss	3.10
Net realized and unrealized gain on investments	3.10
Total from Investment Operations	3.10
NET INCREASE IN NET ASSET VALUE	$42.51
NET ASSET VALUE, END OF PERIOD	7.87%
TOTAL RETURN(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,251

RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.04	)%(c)
Operating expenses	0.65	%(c)
PORTFOLIO TURNOVER RATE(d)	5%

(a)	Less than $0.005 per share.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS December 31, 2009

1.  ORGANIZATION

The ALPS ETF Trust (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 13, 2007 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the year end, the Trust consists of five separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Jefferies | TR/J CRB Global Commodity Equity Index Fund, Jefferies | TR/J CRB Global Agriculture Equity Index Fund and Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund (the “Funds”).

The Funds’ Shares are listed on the NYSE Arca. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield (before the Funds’ fees and expenses) of the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index, the Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index and the Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation

The Funds’ NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate the Funds’ NAV and the prices used by the Index, which, in turn, could result in a difference between the Funds’ performance and the performance of the underlying Index.

NOTES TO FINANCIAL STATEMENTS December 31, 2009

B. Foreign Currency Translation and Foreign Investments

The Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. Corporations.

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Amounts related to the purchases and sales of securities and investment income are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2009, permanent book and tax differences resulting primarily from differing treatment of foreign currency were identified and reclassified among the components of the Funds’ net assets as follows:

	Accumulated Net	Accumulated Net
	Investment	Realized
	Income/(Loss)	Gain/(Loss)	Paid-in-Capital
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$(6,601)	$11,919	$(5,318)
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	$269	$(269)	$0
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	$(746)	$746	$0

Net investment income (loss) and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

The Funds intend to defer to their fiscal year ending December 31, 2010 the following losses recognized during the period from November 1, 2009 to December 31, 2009:

Post-October Currency Losses
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$4,166
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	$2,653
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	$1,010

NOTES TO FINANCIAL STATEMENTS December 31, 2009

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Funds, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

The tax character of the distributions paid was as follows:

Period Ended December 31, 2009 Distributions paid from: Ordinary Income
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$202,000
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	$25,500
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	$0

As of December 31, 2009, the components of distributable earnings on a tax basis for the Funds were as follows:

			Jefferies | TR/J CRB
	Jefferies | TR/J CRB	Jefferies | TR/J CRB	Global Industrial
	Global Commodity	Global Agriculture	Metals Equity
	Equity Index Fund	Equity Index Fund	Index Fund
Undistributed net investment income	$59,091	$30,728	$2,652
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,980,292	264,763	308,163
Other Cumulative Effect of Timing Differences	(3,989)	(2,653)	(1,010)
Total	$3,035,394	$292,838	$309,805

The differences between book-basis and tax-basis are primarily due to the deferral of post October losses and the differing treatment of certain other investments.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Funds evaluate tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Management of the Funds analyzes all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended December 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds will file income tax returns in the U.S. federal jurisdiction and Colorado. For the year ended December 31, 2009 , the Funds’ returns will be open to examination by the appropriate taxing authority.

NOTES TO FINANCIAL STATEMENTS December 31, 2009

G. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Jefferies | TR/J CRB Global Commodity Equity Index Fund Assets:

Investments in Securities at Value	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$70,586,016	$—	$—	$70,586,016
Rights	—	1770	—	1,770
TOTAL	$70,586,016	$1,770	$—	$70,587,786

Jefferies | TR/J CRB Global Agriculture Equity Index Fund Assets:

		Level 2-	Level 3- Significant
	Level 1-	Other Significant	Unobservable
Investments in Securities at Value	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$4,213,087	$—	$—	$4,213,087
TOTAL	$4,213,087	$—	$—	$4,213,087

Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund Assets:

		Level 2-	Level 3- Significant
	Level 1-	Other Significant	Unobservable
Investments in Securities at Value	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$4,204,594	$—	$—	$4,204,594
TOTAL	$4,204,594	$—	$—	$4,204,594

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the period ended December 31, 2009. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the summary of inputs tables above. Applying  this guidance did not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS December 31, 2009

3.  FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds buy and sell securities denominated in currencies other than the U.S. dollar and it is the Funds’ standard practice to purchase or sell foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts to settle the transaction in the proper currency. The Funds do not typically enter into forward foreign currency exchange contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar-denominated investment securities.

When entering into a spot or forward foreign currency contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued at each portfolio valuation, and the Funds’ net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the spot or forward foreign exchange rates at the dates of entry into the contracts and the spot or forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk and credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency exchange rates.

As of December 31, 2009, the Jefferies | TR/J CRB Global Commodity Equity Index Fund had the following spot/forward foreign currency contracts included on the statement of assets and liabilities:

Contracts Sold			Settlement Date	Unrealized Gain/(Loss)
37,140 Hong Kong Dollars	vs.	4,789 US Dollars	January 5, 2010	(1)
17,092 Hong Kong Dollars	vs.	2,204 US Dollars	January 5, 2010	—
13,698 Hong Kong Dollars	vs.	1,766 US Dollars	January 5, 2010	—
33,146 Hong Kong Dollars	vs.	4,274 US Dollars	January 5, 2010	(1)
969 Australian Dollars	vs.	865 US Dollars	January 6, 2010	(6)
2,839 Australian Dollars	vs.	2,536 US Dollars	January 6, 2010	(17)
4,199 Canadian Dollars	vs.	3,987 US Dollars	January 6, 2010	(19)
2,018 Singapore Dollars	vs.	1,436 US Dollars	January 6, 2010	(1)
11,551 Canadian Dollars	vs.	10,966 US Dollars	January 6, 2010	(52)
4,257 Euros	vs.	6,093 US Dollars	January 6, 2010	(15)
2,708 British Pound Sterling	vs.	4,365 US Dollars	January 6, 2010	(7)
977 Canadian Dollars	vs.	928 US Dollars	January 6, 2010	(4)
2,008 British Pound Sterling	vs.	3,237 US Dollars	January 6, 2010	(5)
2,257 British Pound Sterling	vs.	3,639 US Dollars	January 6, 2010	(6)
4,526 Euros	vs.	6,478 US Dollars	January 6, 2010	(16)
6.656 British Pound Sterling	vs.	10,731 US Dollars	January 6, 2010	(18)
1,129 British Pound Sterling	vs.	1,820 US Dollars	January 6, 2010	(3)
3,431 British Pound Sterling	vs.	5,531 US Dollars	January 6, 2010	(9)

Contracts Purchased			Settlement Date	Unrealized Gain/(Loss)
4,639 US Dollars	vs.	5,161 Australian Dollars	January 4, 2010	—

NOTES TO FINANCIAL STATEMENTS December 31, 2009

4.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Investment Adviser”) acts as the Funds’ investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Funds pay the Investment Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Funds’ average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of the Funds, including the fees of the Sub-Adviser, the licensing fee of the Index provider, and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. In addition, the Investment Adviser’s unitary management fee is designed to compensate the Investment Adviser for providing services for the Funds.

Arrow Investment Advisors, LLC acts as the Funds’ sub-adviser (the “Sub-Adviser”) pursuant to a sub-advisory agreement with the Investment Adviser (the “Sub-Advisory Agreement”). According to this agreement, the Investment Adviser pays the Sub-Adviser on a monthly basis, an annual rate of 0.05% of the Funds’ average daily net assets. The Investment Adviser will pay the Sub-Adviser a minimum of $40,000 per year per Fund.

ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Investment Adviser, is the administrator of the Funds.

The Bank of New York Mellon is the custodian, fund accounting agent and transfer agent for the Funds.

Each Trustee who is not an officer or employee of the Investment Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) is paid a quarterly retainer of $3,500, $1,500 for each regularly scheduled Board meeting attended and $750 for each special meeting held outside of regularly scheduled meetings.

5.  PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short- term investments and in-kind transactions, were as follows:

	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$8,949,644	$3,446,136
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	714,062	361,766
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	178,215	226,080

For the period ended December 31, 2009, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Jefferies | TR/J CRB Global Commodity Equity Index Fund	$63,274,952	$1,226,683
Jefferies | TR/J CRB Global Agriculture Equity Index Fund	3,565,647	—
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund	3,941,376	—

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS December 31, 2009

As of December 31, 2009, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Jefferies | TR/J CRB Global Agriculture Equity Index Fund	Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Gross Appreciation (excess of value over tax cost)	$3,805,400	$337,414	$349,813
Gross Depreciation (excess of tax cost over value)	(825,235)	(72,685)	(41,645)
Gross Appreciation/(Depreciation) of foreign currency and other derivatives	127	34	(5)
Net Unrealized Appreciation	2,980,292	264,763	308,163
Cost of investments for income tax purposes	67,607,621	3,948,358	3,896,426

6.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

7.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8.  SUBSEQUENT EVENTS

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 24, 2010, the date of issuance of the Funds’ financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

ADDITIONAL INFORMATION (UNAUDITED) December 31, 2009

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2010 will be available (1) without charge, upon request, by calling (866) 513-5856; (2) on the Trust’s website located at http://www.alpsetfs.com; and (3) on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available (1) by calling (866) 513-5856; (2) on the Trust’s website located at http://www.alpsetfs. com; (3) on the SEC’s website at http://www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington D.C. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

TAX INFORMATION

Tax Designations

The Funds designate the following amounts for the fiscal year ended December 31, 2009:

Jefferies | TR/J CRB Global Commodity Equity Index Fund
Qualified Dividend Income	100.00%
Corporate Dividends Received Deduction	82.39%

Jefferies | TR/J CRB Global Agriculture Equity Index Fund
Qualified Dividend Income	93.89%
Corporate Dividends Received Deduction	93.89%

Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Qualified Dividend Income	0.00%
Corporate Dividends Received Deduction	0.00%

TRUSTEES & OFFICERS December 31, 2009

INDEPENDENT TRUSTEES

Name, Address and Age of Management Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Mary K. Anstine, age 69	Trustee	Since March 2008	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of the following: AV Hunter Trust; Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America and a member of the American Bankers Association Trust Executive Committee.	19

Ms. Anstine is a Trustee of ALPS Variable Insurance Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); Financial Investors Trust (7 funds); Reaves Utility Income Fund; and Westcore Trust (12 funds).

Jeremy W. Deems, age 33	Trustee	Since March 2008	Mr. Deems is the Co-President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, Reflow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	14	Mr. Deems is a Trustee of ALPS Variable Insurance Trust (1 fund); Financial Investors Trust (7 funds); and Reaves Utility Income Fund.

Rick A. Pederson, age 57	Trustee	Since March 2008

President, Foundation Properties, Inc. (a real estate investment management company), 1994 - present; Partner, Western Capital Partners (a prime lending company), 2000 - present; Partner, Bow River Capital Partners (investment manager), 2003 - present; Principal, The Pauls Corporation (real estate development), 2008 - present; Director, Guaranty Bank and Trust (a community bank), 1999 – 2007; Winter Park Recreational Association (an entity that operates, maintains and develops Winter Park Resort), 2002 – 2008; Neenan Co. (an integrated real estate development, architecture and construction company), 2002 – present; NexCore Properties LLC (a real estate investment company), 2004 – present; Urban Land Conservancy (a not-for-profit organization), 2004 – present.

				9	Mr. Pederson is Trustee of Westcore Trust (12 funds)

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

INTERESTED TRUSTEE

Name, Address and Age of Management Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Thomas A. Carter, age 43	Trustee and President	Since March 2008

Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. (“FDI”) and Executive Vice President and Director of ALPS and ALPS Holdings, Inc. (“AHI”). Because of his position with AHI, ALPS, ADI, FDI and AAI, Mr. Carter is deemed an affiliate of the Fund as defined under the 1940 Act. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.

				14	Mr. Carter is a Trustee of Financial Investors Variable Insurance Trust (5 funds)

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

OFFICERS

Name, Address and Age of Executive Officer*	Position(s) Held with Trust	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Melanie Zimdars, age 33	Chief Compliance Officer (“CCO”)	Since December 2009

Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS. Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. From 2001 until joining Wasatch in 2005, she was a Compliance Officer for U.S. Bancorp Fund Services, LLC. Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Zimdars is also the CCO of ALPS Variable Insurance Trust, Financial Investors Variable Insurance Trust, Liberty All-Star Growth Fund, Inc. and Liberty All-Star Equity Fund.

Kimberly R. Storms, age 37	Treasurer	Since March 2008

Ms. Storms is Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS Variable Insurance Trust; Assistant Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund and Financial Investors Trust; and Assistant Secretary of Ameristock Mutual Fund, Inc.

William Parmentier, age 57	Vice President	Since March 2008

Mr. Parmentier is Chief Investment Officer, ALPS Advisors, Inc. (since 2006); President of the Liberty All-Star Funds (since April 1999); Senior Vice President (2005-2006), Banc of America Investment Advisors, Inc.

Tané T. Tyler, age 44	Secretary	Since December 2008

Ms. Tyler is Senior Vice President, General Counsel and Secretary of ALPS. Ms. Tyler joined ALPS in 2004. She served as Secretary, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund from December 2006-2008; Secretary, Reaves Utility Income Fund from December 2004–2007; Secretary, Westcore Funds from February 2005–2007; Secretary, First Funds from November 2004 to January 2007; Secretary, Financial Investors Variable Insurance Trust from December 2004–December 2006; Vice President and Associate Counsel, Oppenheimer Funds from January 2004 to August 2004; Vice President and Assistant General Counsel, INVESCO Funds from September 1991 to December 2003.

Monette R. Nickels, age 38	Tax Officer	Since December 2009

Ms. Nickels is Senior Vice President and Director of Tax Administration of ALPS. Ms. Nickels joined ALPS in 2004 as Director of Tax Administration. Because of her position with ALPS, Ms. Nickels is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Nickels is also Tax Officer of ALPS Variable Insurance Trust, Financial Investors Trust, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and Financial Investors Variable Insurance Trust.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT December 31, 2009

At an in-person meeting held on August 28, 2009, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated proposals to approve the Advisory Agreement between the Trust and the Investment Adviser with respect to the Funds. At the same in person meeting, the Board also evaluated the proposal to approve the Sub-Advisory Agreement among the Investment Adviser, the Trust and the Sub-Adviser with respect to the Funds. The Independent Trustees also met separately with their independent legal counsel to consider the Advisory and Sub-Advisory Agreements.

In evaluating the Advisory and Sub-Advisory Agreements, the Board considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Investment Adviser and Sub-Adviser with respect to the Funds under the Advisory and Sub-Advisory Agreements, (ii) costs to the Investment Adviser and Sub-Adviser of their respective services; and (iii) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee level in the Advisory and Sub- Advisory Agreements reflects these economies of scale.

The Board of Trustees, including a majority of the Independent Trustees, determined that approval of the Advisory and Sub-Advisory Agreements were in the best interests of the Funds. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory and Sub-Advisory Agreements for the Funds, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory and the Sub-Advisory Agreements, the proposed investment parameters of the index for the Funds, financial information regarding the Investment Adviser, its parent company and the Sub-Adviser, information describing the Investment Adviser’s and Sub-Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”), open-end and closed-end funds by the Investment Adviser and nature and quality of services provided to investment products by the Sub-Adviser. Based upon their review, the Board concluded that the Investment Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to the Funds are expected to be satisfactory. The Board also concluded that the Sub-Adviser was qualified to manage the Funds and that the services to be provided by the Sub-Adviser to the Funds are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser and Sub-Adviser, the Board considered the resources involved in managing the Funds as well as the fact that the Adviser agreed to pay all of the Funds’ expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business) out of the unitary advisory fee. The Board also took into account payments that Jefferies Asset Management will make to ALPS pursuant to the Business and Expense Agreements and the effect of these payments on the profitability of the Funds to ALPS. Based on its review, the Board concluded that the expected profitability of the Funds to the Adviser and the Sub-Adviser, respectively, were not unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of ETFs compiled using Lipper comparative fee data. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.65% of the Funds’ average daily net assets. The Board also considered that the advisory fee was a unitary one and that, as set forth above, the Investment Adviser had agreed to pay all of the Funds’ expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business) out of the unitary fee. The Board considered that, taking into account the impact of the Funds’ unitary advisory fee, the Funds’ expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Adviser. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Funds are newly organized, the Board reviewed the Funds’ proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the Funds had attracted assets.

The Board also considered other benefits that may be realized by the Adviser and/or the Sub-Adviser from their relationship with the Funds.

In voting to approve the Advisory and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Advisory and Sub-Advisory Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

INTENTIONALLY LEFT BLANK

This report has been prepared for the Jefferies | TR/J CRB Global Equity Index Funds’ shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the ETFs.

JEF000164 8/30/10

Item 2.                                   Code of Ethics.

(a)          The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)         Not applicable.

(c)          During the period covered by this report, no amendments to the provisions of the code of ethics adopted in 2(a) above were made.

(d)         During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)          Not applicable.

(f)            The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.                                   Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert”.  Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.                                   Principal Accountant Fees and Services.

(a)                                  Audit Fees:  For the Registrant’s fiscal year ended December 31, 2009 and December 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $89,000 and $27,200, respectively.

(b)                                 Audit-Related Fees:  For the Registrant’s fiscal year ended December 31, 2009 and December 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for the verification of the Registrant’s securities and similar investments in accordance with Rule 17f-2 under the Investment Company Act of 1940 were $6,000 and $6,000, respectively.

2

(c)                                  Tax Fees:  For the Registrant’s fiscal year ended December 31, 2009 and December 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $28,500 and $5,500, respectively.  The fiscal year 2009 and 2008 tax fees were for services pertaining to federal and state income tax return review, review of year end dividend distributions and excise tax preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal year ended December 31, 2009 and December 31, 2008, aggregate fees billed to the Registrant by the principal accountant for services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $0 and $3,500, respectively.  These services were associated with the formation of the Fund.

(e)(1)                    Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)                    No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 The aggregate non-audit fees billed by the Registrant’s accountant for the fiscal year ended December 31, 2009 and December 31, 2008 of the Registrant were $201,500 and $198,000, respectively.  These fees consisted of non-audit fees billed to (i) the Registrant of $28,500 and $5,500 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with ALPS Advisors, Inc., the Registrant’s investment adviser, of $173,000 and $192,500, respectively.  The non-audit fees billed to AFS related to SAS 70 services and other compliance-related matters.

(h)                                 The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.                                   Audit Committee of Listed Registrants.

Not applicable.

3

Item 6.                                   Investments.

(a)          Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.                             Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.                             Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.         Exhibits.

(a)(1)      Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-22175, on March 6, 2009.

4

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)      Not applicable.

(b)           The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 8, 2010

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 8, 2010

6